Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

	Fair Value Measurement as of December 31, 2019
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	RMB	RMB	RMB	RMB
Cash and cash equivalents	256,763	—	—	256,763
Restricted cash	386,267	—	—	386,267
Promissory notes	—	174,045	—	174,045
Derivative liabilities	—	—	172,235	172,235

Total	643,030	174,045	172,235	989,310

	Fair Value Measurement as of December 31, 2020
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Total
	RMB	RMB	RMB
Cash and cash equivalents	48,497	—	48,497
Restricted cash	540,310	—	540,310
Promissory notes	—	163,125	163,125

Total	588,807	163,125	751,932

Schedule of Reconciliation of Beginning and Ending Balances for Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs
The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2018, 2019 and 2020:

Derivative liabilities
RMB
Balance as of January 1, 2019	63,942
Changes in fair value	104,589
Exchange rate effect	3,704

Balance as of December 31, 2019	172,235

Changes in fair value	20,917
Extinguishment of derivative liabilities	(194,265)
Exchange rate effect	1,113

Balance as of December 31, 2020	—

Derivative Liabilities
Schedule of Key Assumptions Used in Valuation
The key assumptions used in valuation of derivative liabilities are summarized in the table below:

	For the years ended December 31,
	2019	2020
Exit period	2019/12/31	2019/12/31
	–2020/12/31	–2020/6/30
Volatility	77%	92%